LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
2025	$ 2,828
2026	2,572
2027	2,572
2028	429
2029		$ 429
Total future minimum lease payments	10,559
Less: Interest	2,269
Total lease liability	$ 8,290	10,229
Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
2025		4,151
2026		2,557
2027		2,572
2028		2,572
Total future minimum lease payments		12,281
Less: Interest		2,052
Total lease liability		$ 10,229	$ 14,096